Financial assets and financial liabilities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balance	R$ 566,867	R$ 528,678
Current	353,998	261,711
Non-current	212,869	266,967
IPEMED [Member]
IfrsStatementLineItems [Line Items]
Opening balance	12,805	22,654
Uni Redentor [member]
IfrsStatementLineItems [Line Items]
Opening balance	27,155	72,064
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Opening balance	15,064	37,301
FCMPB [member]
IfrsStatementLineItems [Line Items]
Opening balance	63,168	111,755
Medical Harbour [member]
IfrsStatementLineItems [Line Items]
Opening balance	3,000	4,053
Shosp [member]
IfrsStatementLineItems [Line Items]
Opening balance	454	2,206
Unigranrio [member]
IfrsStatementLineItems [Line Items]
Opening balance	156,235	216,716
RXPRO [member]
IfrsStatementLineItems [Line Items]
Opening balance		1,781
Guaranhuns [member]
IfrsStatementLineItems [Line Items]
Opening balance		30,653
Alem Da Medicina [member]
IfrsStatementLineItems [Line Items]
Opening balance	18,325	11,996
Cardi Papers [member]
IfrsStatementLineItems [Line Items]
Opening balance	14,173	7,979
Glic [member]
IfrsStatementLineItems [Line Items]
Opening balance		9,520
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Opening balance	R$ 256,488